Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combination Disclosure [Text Block]
Business Combination Disclosure [Text Block]
2.	BUSINESS COMBINATIONS

On September 1, 2010, the Company acquired a new company ("the New Company"), which was established by AT&T Japan LLC and succeeded a part of the business conducted by AT&T Japan LLC, AT&T Japan K.K and AT&T Japan Ltd. ("AT&T Japan") from AT&T Japan LLC. The New Company conducts the domestic network outsourcing service business such as the WAN services and the international network service business starting on September 1, 2010 under the name of IIJ-Global. This acquisition was completed by acquiring all issued and outstanding shares of the New Company for ¥9,170,000 thousand in cash. There are no future contingent payments. This business combination was accounted for using the acquisition method. The Company has completed its measurements of the fair values of the assets acquired, including customer relationships, and liabilities assumed as of the acquisition date. The acquisition resulted in the recognition of goodwill (see Note 8, "Goodwill and Other intangible assets").

The acquisition of IIJ-Global was consistent with the Company's strategy for expanding the scale of business by providing IIJ’s network solution to the acquired customers, by providing WAN services to IIJ’s client bases and by providing international services to the acquired customers through a business tie-up with AT&T Japan.

The following table summarizes the fair values of the assets acquired and liabilities assumed from AT&T Japan on September 1, 2010.

Thousands of Yen

Accounts receivable	¥5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864

Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137

Total identified net assets	6,881,727

Goodwill	2,288,273

Purchase price	¥9,170,000

The following table provides revenues and net income attributable to Internet Initiative Japan Inc. of IIJ-Global which were included in the Company's consolidated statement of income for the year ended March 31, 2011.

Thousands of Yen

Revenues	¥15,094,218
Net income attributable to Internet Initiative Japan Inc.	690,761

The following table provides unaudited pro forma revenues and net income attributable to Internet Initiative Japan Inc. for the year ended March 31, 2011, as if IIJ-Global had been acquired on April 1, 2011. Such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed on the dates indicated, nor are they indicative of the future operating results of the acquired company.

Thousands of Yen

Revenues	¥92,583,743
Net income attributable to Internet Initiative Japan Inc.	4,800,412

Yen

Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥118
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	118

   *Figures shown above are adjusted to reflect a 1:200 stock split conducted on October 1, 2012.

For the year ended March 31, 2011, acquisition-related costs of ¥69,451 thousand were incurred. These acquisition-related costs included legal, financial advisory and other professional fees, and were recorded in “General and administrative” expenses.

There were no business acquisitions during the year ended March 31, 2012.

On April 2, 2012, the Company acquired 99.9% of the outstanding common shares of Exlayer Global Inc., which was renamed IIJ Exlayer Inc. ("IIJ-Exlayer"), for total consideration of ¥299,700 thousand ($3,183 thousand) paid in cash. There are no future contingent payments. IIJ-Exlayer is a holding company with overseas subsidiaries in the system integration industry. The acquisition of IIJ-Exlayer is expected to help the Company to accelerate its international business development. Pro forma results of operations have not been presented because the effect of the acquisition was not material.